Property and Equipment (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 satellite	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012
Property and Equipment
Number of other satellites to be relocated in the event of failure or loss of any satellite					1
Depreciation and amortization expense	$ 246,140	$ 229,749	$ 719,488	$ 663,410	$ 905,987	$ 898,682	$ 904,955
Minimum
Property and Equipment
Estimate Useful life of assets					1 year
Maximum
Property and Equipment
Estimate Useful life of assets					40 years
EchoStar I
Property and Equipment
Estimate Useful life of assets			12 years		12 years
EchoStar VII
Property and Equipment
Estimate Useful life of assets			15 years		15 years			15 years	12 years
EchoStar X
Property and Equipment
Estimate Useful life of assets			15 years		15 years			15 years	12 years
EchoStar XI
Property and Equipment
Estimate Useful life of assets			15 years		15 years			15 years	12 years
EchoStar XIV
Property and Equipment
Estimate Useful life of assets			15 years		15 years
EchoStar XV
Property and Equipment
Estimate Useful life of assets			15 years		15 years
EchoStar XII
Property and Equipment
Estimate Useful life of assets		18 months
EchoStar XVIII
Property and Equipment
Estimate Useful life of assets			15 years		15 years
148 degree orbital location
Property and Equipment
Depreciation and amortization expense						$ 67,776